UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER

Ropes & Gray

One Financial Center

Boston, Massachusetts 02111

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

Metropolitan Series Fund II MetLife Stock Index Portfolio II Annual Report	December 31, 2007

Letter from the President

February 1, 2008

Letter to Policy Holders/Contract Owners:

2007 was a tumultuous year in the financial markets driven by concerns in the credit markets surrounding sub-prime mortgages and fears of recession in the U.S. Economy. The broad markets were mixed, with the Dow Jones Industrial Average up 8.9% and the MSCI EAFE Index, which measures the performance of international equities, up 11.2% for the year, while the Russell 2000 Index, which measures the performance of small capitalization stocks, was down 1.6%.

In the fixed income markets, credit spreads increased as a result of the pressure from sub-prime mortgage crisis and the Federal Reserve lowered interest rates by a total of 1% during the year. The Lehman Brothers Aggregate Bond Index posted a 7.0% return for the year.

On the following pages, you will find a complete review of your Portfolio and its investment performance.

MetLife is committed to building your financial freedom. We appreciate your trust and will continue to focus our efforts on meeting your investment needs.

Sincerely,

Elizabeth Forget

President, Metropolitan Series Fund II

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Managed by MetLife Investment Advisors Company, LLC

Portfolio Manager Commentary*

PORTFOLIO PERFORMANCE

For the year ended December 31, 2007, the MetLife Stock Index Portfolio II returned 4.7%, compared to its benchmark, the Standard & Poor’s 500 Index1, which returned 5.5%.

PORTFOLIO REVIEW

The S&P 500 Index had a positive annual return for the fifth consecutive year. Over the five-year period ending December 31, 2007, the S&P 500 Index returned 12.8% annualized. During the first half of 2007, the S&P 500 returned 7.0% despite mixed earnings and macroeconomic reports. However, during the second half, the S&P 500 returned -1.4%. This second half decline was largely attributable to the subprime mortgage crisis. The subprime contagion contributed to the weakening housing market, a liquidity crisis, lender bankruptcies, and large write-downs at several major financial institutions. During the first half of 2007, the Federal Reserve maintained the Fed Funds Rate at 5.25%. However, during the second half of 2007, the Federal Reserve began lowering the Fed Funds Rate, dropping the target by 100 basis points to 4.25% at year-end. The Federal Reserve lowered the Fed Funds Rate primarily due to concerns that the risk of slower economic growth outweighed the risk of inflation. The price of oil surged from $61 to $96 per barrel through December, up 57% from the beginning of the year. Increasing global demand, weakness in refinery utilization, and global geopolitical unrest contributed to supply concerns, increasing oil prices over the period. Some of the factors driving the equity markets included geopolitical concerns, energy prices, Federal Reserve interest rate policy, corporate earnings, and unemployment rates.

Eight of the ten sectors comprising the S&P 500 Index experienced positive returns for the year. The Energy sector, which had a beginning-of-year weight of 9.9%, was the best-performing sector, up 34.4%, and had the largest positive impact on the benchmark return. The next best-performing sectors were Materials (3.0% beginning weight), Utilities (3.5% beginning weight), and Information Technology (15.1% beginning weight) returning 22.5%, 19.4% and 16.3%, respectively. The two sectors with negative returns this year were Financials (the largest sector with a beginning weight of 22.2%) and Consumer Discretionary (10.6% beginning weight), down 18.6% and 13.3%, respectively.

The stocks with the largest positive impact on the benchmark return for the year were Apple, up 133.5%; Google, up 50.2%; and Exxon Mobil, up 24.3%. The best performing stock on an absolute basis was National-Oilwell Varco, up 140.1%, but the impact was small due to its small size. The stocks with the largest negative impact were Citigroup, down 44.7%; Merrill Lynch, down 41.3%; and Bank of America, down 18.9%. The worst performing stock was E*Trade Financial, down 84.2%. There were forty-one additions and forty-one deletions to the benchmark in 2007, compared to thirty-three additions and thirty-three deletions in 2006.

1 The Standard & Poor’s (S&P) 500® Stock Index is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange.

* The views expressed above are those of the subadvisory firm as of December 31, 2007 and are subject to change based on market and other conditions. Information about the Portfolio’s holdings, asset allocation, industry allocation, or country diversification is historical and is not an indication of future Portfolio composition, which will vary. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in the Index is not possible.

MSF-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

A $10,000 INVESTMENT COMPARED TO

THE S&P 500 INDEX

Average Annual Returns as of December 31, 2007

	MetLife Stock Index Portfolio II	S&P 500 Index
1 Year	4.7%	5.5%
Since Inception	8.5	9.3

Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

Inception date of the Portfolio is 1/2/04. Index since inception return is based on the Portfolio’s inception date.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION

as of December 31, 2007

Top Holdings

% of Total Net Assets
Exxon Mobil Corp.	3.9%
General Electric Co.	2.8%
Microsoft Corp.	2.1%
AT&T, Inc.	1.9%
Procter & Gamble Co.	1.7%
Chevron Corp.	1.5%
Johnson & Johnson	1.4%
Bank of America Corp.	1.4%
Apple, Inc.	1.3%
Cisco Systems, Inc.	1.3%

Top Sectors

% of Equity Market Value
Financials	17.6%
Information Technology	16.8%
Energy	12.9%
Health Care	12.0%
Industrials	11.5%
Consumer Staples	10.2%
Consumer Discretionary	8.5%
Telecomm Services	3.6%
Utilities	3.6%
Materials	3.3%

MSF-3

Metropolitan Series Fund II

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2007 through December 31, 2007.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio		Annualized Expense Ratio	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
MetLife Stock Index Portfolio II(a)	Actual	0.66%	$1,000.00	$982.00	$3.30
	Hypothetical	0.66%	$1,000.00	$1,021.84	$3.36

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense agreement between MetLife Advisers, LLC and the Portfolio as described under Expense Agreement in Note 4 to the Financial Statements.

MSF-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2007

Common Stock—99.4% of Total Net Assets

Security Description	Shares	Value*

Aerospace & Defense—2.8%
Boeing Co.	5,235	$457,853
General Dynamics Corp.	2,718	241,875
Goodrich Corp.	844	59,595
Honeywell International, Inc.	5,044	310,559
L-3 Communications Holdings, Inc.	850	90,049
Lockheed Martin Corp.	2,344	246,729
Northrop Grumman Corp.	2,285	179,692
Precision Castparts Corp.	933	129,407
Raytheon Co.	2,900	176,030
Rockwell Collins, Inc.	1,100	79,167
United Technologies Corp.	6,677	511,058

		2,482,014

Air Freight & Logistics—0.9%
C. H. Robinson Worldwide, Inc.	1,147	62,076
Expeditors International of Washington, Inc.	1,439	64,294
FedEx Corp.	2,089	186,276
United Parcel Service, Inc. (Class B)	7,098	501,971

		814,617

Airlines—0.1%
Southwest Airlines Co.	4,957	60,475

Auto Components—0.2%
Johnson Controls, Inc.	4,010	144,521
The Goodyear Tire & Rubber Co.	1,619	45,688

		190,209

Automobiles—0.3%
Ford Motor Co. (a)	14,252	95,916
General Motors Corp.	3,822	95,129
Harley-Davidson, Inc.	1,631	76,184

		267,229

Beverages—2.4%
Anheuser-Busch Cos., Inc.	4,956	259,397
Brown-Forman Corp. (Class B)	584	43,280
Coca-Cola Enterprises, Inc.	1,932	50,290
Constellation Brands, Inc. (a)	1,309	30,945
Molson Coors Brewing Co.	923	47,645
Pepsi Bottling Group, Inc.	937	36,974
PepsiCo, Inc.	10,872	825,185
The Coca-Cola Co.	13,423	823,770

		2,117,486

Biotechnology—1.1%
Amgen, Inc. (a)	7,346	341,148
Biogen Idec, Inc. (a)	1,981	112,758
Celgene Corp. (a)	2,606	120,423
Genzyme Corp. (a)	1,797	133,769
Gilead Sciences, Inc. (a)	6,286	289,219

		997,317

Security Description	Shares	Value*

Building Products—0.1%
Masco Corp.	2,490	$53,809
Trane, Inc.	1,158	54,090

		107,899

Capital Markets—3.3%
American Capital Strategies, Ltd.	1,295	42,683
Ameriprise Financial, Inc.	1,566	86,302
E*TRADE Financial Corp. (a)	2,862	10,160
Federated Investors, Inc. (Class B)	584	24,037
Franklin Resources, Inc.	1,092	124,958
Janus Capital Group, Inc.	1,036	34,033
Legg Mason, Inc.	907	66,347
Lehman Brothers Holdings, Inc.	3,580	234,275
Merrill Lynch & Co., Inc.	5,782	310,378
Morgan Stanley	7,168	380,693
Northern Trust Corp.	1,293	99,018
State Street Corp.	2,609	211,851
T. Rowe Price Group, Inc.	1,783	108,549
The Bank of New York Mellon Corp.	7,691	375,013
The Bear Stearns Co., Inc.	780	68,835
The Charles Schwab Corp.	6,326	161,629
The Goldman Sachs Group, Inc.	2,686	577,624

		2,916,385

Chemicals—1.8%
Air Products & Chemicals, Inc.	1,455	143,507
Ashland, Inc.	378	17,929
E. I. du Pont de Nemours & Co.	6,072	267,714
Eastman Chemical Co.	547	33,416
Ecolab, Inc.	1,180	60,428
Hercules, Inc.	780	15,093
International Flavors & Fragrances, Inc.	549	26,423
Monsanto Co.	3,693	412,471
PPG Industries, Inc.	1,106	77,674
Praxair, Inc.	2,134	189,307
Rohm & Haas Co.	846	44,897
Sigma-Aldrich Corp.	878	47,939
The Dow Chemical Co.	6,378	251,421

		1,588,219

Commercial Banks—2.9%
BB&T Corp.	3,711	113,816
Comerica, Inc.	1,020	44,401
Commerce Bancorp, Inc.	1,316	50,192
Fifth Third Bancorp	3,597	90,393
First Horizon National Corp.	853	15,482
Huntington Bancshares, Inc.	2,471	36,472
KeyCorp.	2,625	61,556
M&T Bank Corp.	505	41,193
Marshall & Ilsley Corp.	1,736	45,969
National City Corp.	4,279	70,432
PNC Financial Services Group, Inc.	2,361	155,000
Regions Financial Corp.	4,694	111,013
SunTrust Banks, Inc.	2,359	147,414
U.S. Bancorp	11,662	370,152

*See accompanying notes to financial statements.

MSF-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2007

Common Stock—(Continued)

Security Description	Shares	Value*

Commercial Banks—(Continued)
Wachovia Corp.	13,342	$507,396
Wells Fargo & Co.	22,790	688,030
Zions Bancorp	730	34,084

		2,582,995

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (a)	1,955	21,544
Avery Dennison Corp.	719	38,208
Cintas Corp.	912	30,661
Equifax, Inc.	890	32,360
Monster Worldwide, Inc. (a)	864	27,994
Pitney Bowes, Inc.	1,465	55,729
R.R. Donnelley & Sons Co.	1,449	54,685
Robert Half International, Inc.	1,087	29,393
Waste Management, Inc.	3,433	112,156

		402,730

Communications Equipment—2.5%
Ciena Corp. (a)	580	19,784
Cisco Systems, Inc. (a)	40,976	1,109,220
Corning, Inc. (a)	10,643	255,325
JDS Uniphase Corp. (a)	1,482	19,711
Juniper Networks, Inc. (a)	3,523	116,964
Motorola, Inc.	15,428	247,465
QUALCOMM, Inc.	11,053	434,935
Tellabs, Inc. (a)	2,966	19,398

		2,222,802

Computers & Peripherals—4.5%
Apple, Inc. (a)	5,914	1,171,445
Dell, Inc. (a)	15,135	370,959
EMC Corp. (a)	14,171	262,589
Hewlett-Packard Co.	17,412	878,958
International Business Machines Corp.	9,307	1,006,087
Lexmark International, Inc. (Class A) (a)	640	22,310
Network Appliance, Inc. (a)	2,324	58,007
QLogic Corp. (a)	924	13,121
SanDisk Corp. (a)	1,541	51,115
Sun Microsystems, Inc. (a)	5,595	101,437
Teradata Corp. (a)	1,222	33,495

		3,969,523

Construction & Engineering—0.2%
Fluor Corp.	598	87,140
Jacobs Engineering Group, Inc.	816	78,018

		165,158

Construction Materials—0.1%
Vulcan Materials Co.	731	57,815

Consumer Finance—0.7%
American Express Co.	7,898	410,854
Capital One Financial Corp.	2,639	124,719

Security Description	Shares	Value*

Consumer Finance—(Continued)
Discover Financial Services	3,225	$48,633
SLM Corp.	3,483	70,148

		654,354

Containers & Packaging—0.1%
Ball Corp.	679	30,555
Bemis Co., Inc.	678	18,564
Pactiv Corp. (a)	881	23,461
Sealed Air Corp.	1,090	25,222

		97,802

Distributors—0.1%
Genuine Parts Co.	1,134	52,504

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a)	924	64,819
H&R Block, Inc.	2,195	40,761

		105,580

Diversified Financial Services—4.3%
Bank of America Corp.	29,976	1,236,810
CIT Group, Inc.	1,280	30,758
Citigroup, Inc.	33,718	992,658
CME Group, Inc.	370	253,820
IntercontinentalExchange, Inc. (a)	470	90,475
JPMorgan Chase & Co.	22,687	990,288
Leucadia National Corp.	1,142	53,788
Moody’s Corp.	1,448	51,694
NYSE Euronext	1,790	157,108

		3,857,399

Diversified Telecommunication Services—3.1%
AT&T, Inc.	40,961	1,702,339
CenturyTel, Inc.	745	30,888
Citizens Communications Co.	2,213	28,171
Embarq Corp.	1,032	51,115
Qwest Communications International, Inc.	10,605	74,341
Verizon Communications, Inc.	19,521	852,873
Windstream Corp.	3,222	41,950

		2,781,677

Electric Utilities—1.9%
Allegheny Energy, Inc. (a)	1,123	71,434
American Electric Power Co., Inc.	2,702	125,805
Edison International	2,201	117,467
Entergy Corp.	1,313	156,930
Exelon Corp.	4,458	363,951
FirstEnergy Corp.	2,059	148,948
FPL Group, Inc.	2,750	186,395
Pepco Holdings, Inc.	1,352	39,654
Pinnacle West Capital Corp.	678	28,754
PPL Corp.	2,514	130,954

*See accompanying notes to financial statements.

MSF-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2007

Common Stock—(Continued)

Security Description	Shares	Value*

Electric Utilities—(Continued)
Progress Energy, Inc.	1,751	$84,801
The Southern Co.	5,129	198,749

		1,653,842

Electrical Equipment—0.5%
Cooper Industries, Ltd. (Class A)	1,216	64,302
Emerson Electric Co.	5,317	301,261
Rockwell Automation, Inc.	1,008	69,512

		435,075

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (a)	2,611	95,928
Jabil Circuit, Inc.	1,405	21,454
Molex, Inc.	956	26,099
Tyco Electronics, Ltd.	3,358	124,683

		268,164

Energy Equipment & Services—2.5%
Baker Hughes, Inc.	2,149	174,284
BJ Services Co.	1,977	47,962
ENSCO International, Inc.	978	58,308
Halliburton Co.	5,951	225,602
Nabors Industries, Ltd. (a)	1,912	52,370
National Oilwell Varco, Inc. (a)	2,409	176,965
Noble Corp.	1,810	102,283
Rowan Cos., Inc. (a)	751	29,634
Schlumberger, Ltd.	8,077	794,535
Smith International, Inc. (a)	1,353	99,919
Transocean, Inc.	2,147	307,343
Weatherford International, Ltd. (a)	2,278	156,271

		2,225,476

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	2,932	204,536
CVS Caremark Corp.	9,975	396,506
Safeway, Inc.	2,988	102,220
Supervalu, Inc.	1,428	53,579
Sysco Corp.	4,107	128,179
The Kroger Co.	4,600	122,866
Wal-Mart Stores, Inc.	15,959	758,531
Walgreen Co.	6,697	255,022
Whole Foods Market, Inc.	941	38,393

		2,059,832

Food Products—1.5%
Archer-Daniels-Midland Co.	4,342	201,599
Campbell Soup Co.	1,502	53,666
ConAgra Foods, Inc.	3,290	78,269
Dean Foods Co. (a)	888	22,964
General Mills, Inc.	2,281	130,017
H.J. Heinz Co.	2,140	99,895
Hershey Co.	1,135	44,719
Kellogg Co.	1,783	93,483
Kraft Foods, Inc. (Class A)	10,450	340,984

Security Description	Shares	Value*

Food Products—(Continued)
McCormick & Co., Inc.	863	$32,716
Sara Lee Corp.	4,891	78,550
Tyson Foods, Inc. (Class A)	1,849	28,345
Wm. Wrigley Jr., Co.	1,471	86,127

		1,291,334

Gas Utilities—0.1%
Nicor, Inc.	305	12,917
Questar Corp.	1,167	63,134

		76,051

Health Care Equipment & Supplies—1.7%
Applera Corp.—Applied Biosystems Group	1,136	38,533
Baxter International, Inc.	4,283	248,628
Becton, Dickinson & Co.	1,647	137,656
Boston Scientific Corp. (a)	9,061	105,380
C.R. Bard, Inc.	688	65,222
Covidien, Ltd.	3,363	148,947
Hospira, Inc. (a)	1,064	45,369
Medtronic, Inc.	7,636	383,862
St. Jude Medical, Inc. (a)	2,312	93,960
Stryker Corp.	1,608	120,150
Varian Medical Systems, Inc. (a)	845	44,075
Zimmer Holdings, Inc. (a)	1,585	104,848

		1,536,630

Health Care Providers & Services—2.3%
Aetna, Inc.	3,380	195,127
AmerisourceBergen Corp.	1,134	50,883
Cardinal Health, Inc.	2,442	141,026
CIGNA Corp.	1,885	101,281
Coventry Health Care, Inc. (a)	1,046	61,976
Express Scripts, Inc. (a)	1,702	124,246
Humana, Inc. (a)	1,145	86,230
Laboratory Corp. of America Holdings (a)	778	58,762
McKesson Corp.	1,955	128,072
Medco Health Solutions, Inc. (a)	1,807	183,230
Patterson Cos., Inc. (a)	944	32,049
Quest Diagnostics, Inc.	1,059	56,021
Tenet Healthcare Corp. (a)	3,202	16,266
UnitedHealth Group, Inc.	8,727	507,911
WellPoint, Inc. (a)	3,859	338,550

		2,081,630

Health Care Technology—0.0%
IMS Health, Inc.	1,310	30,182

Hotels, Restaurants & Leisure—1.4%
Carnival Corp.	2,950	131,245
Darden Restaurants, Inc.	958	26,546
Harrah’s Entertainment, Inc.	1,267	112,446
International Game Technology	2,130	93,571
Marriott International, Inc.	2,111	72,154
McDonald’s Corp.	7,988	470,573

*See accompanying notes to financial statements.

MSF-7

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2007

Common Stock—(Continued)

Security Description	Shares	Value*

Hotels, Restaurants & Leisure—(Continued)
Starbucks Corp. (a)	4,933	$100,979
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,345	59,220
Wendy’s International, Inc.	590	15,246
Wyndham Worldwide Corp.	1,201	28,296
Yum! Brands, Inc.	3,435	131,457

		1,241,733

Household Durables—0.4%
Black & Decker Corp.	423	29,462
Centex Corp.	821	20,738
D.R. Horton, Inc.	1,872	24,654
Fortune Brands, Inc.	1,032	74,676
Harman International Industries, Inc.	409	30,147
KB Home	520	11,232
Leggett & Platt, Inc.	1,148	20,021
Lennar Corp. (Class A)	941	16,835
Newell Rubbermaid, Inc.	1,886	48,810
Pulte Homes, Inc.	1,435	15,125
Snap-On, Inc.	389	18,765
The Stanley Works	555	26,906
Whirlpool Corp.	522	42,611

		379,982

Household Products—2.3%
Colgate-Palmolive Co.	3,443	268,416
Kimberly-Clark Corp.	2,858	198,174
Procter & Gamble Co.	20,976	1,540,058
The Clorox Co.	936	60,999

		2,067,647

Independent Power Producers & Energy Traders—0.3%
Constellation Energy Group	1,220	125,086
Dynegy, Inc. (a)	3,348	23,905
The AES Corp. (a)	4,520	96,683

		245,674

Industrial Conglomerates—3.6%
3M Co.	4,817	406,170
General Electric Co.	68,258	2,530,324
Textron, Inc.	1,684	120,069
Tyco International, Ltd.	3,342	132,510

		3,189,073

Insurance—4.2%
ACE, Ltd.	2,226	137,522
Aflac, Inc.	3,295	206,366
AMBAC Financial Group, Inc.	685	17,653
American International Group, Inc.	17,130	998,679
Aon Corp.	1,983	94,569
Assurant, Inc.	645	43,151
Cincinnati Financial Corp.	1,121	44,324
Genworth Financial, Inc. (Class A)	2,962	75,383
Lincoln National Corp.	1,818	105,844
Loews Corp.	2,969	149,460

Security Description	Shares	Value*

Insurance—(Continued)
Marsh & McLennan Cos., Inc.	3,513	$92,989
MBIA, Inc.	848	15,798
MetLife, Inc. (b)	5,002	308,223
Principal Financial Group, Inc.	1,767	121,640
Prudential Financial, Inc.	3,067	285,354
SAFECO Corp.	639	35,580
The Allstate Corp.	3,855	201,347
The Chubb Corp.	2,592	141,471
The Hartford Financial Services Group, Inc.	2,120	184,843
The Progressive Corp.	4,714	90,320
The Travelers Cos., Inc.	4,356	234,353
Torchmark Corp.	623	37,710
UnumProvident Corp.	2,437	57,976
XL Capital, Ltd. (Class A)	1,204	60,573

		3,741,128

Internet & Catalog Retail—0.3%
Amazon.com, Inc. (a)	2,075	192,228
Expedia, Inc. (a)	1,402	44,331
IAC/InterActiveCorp (a)	1,245	33,516

		270,075

Internet Software & Services—1.8%
Akamai Technologies, Inc. (a)	1,122	38,821
eBay, Inc. (a)	7,679	254,866
Google, Inc. (Class A) (a)	1,564	1,081,475
VeriSign, Inc. (a)	1,492	56,114
Yahoo!, Inc. (a)	9,026	209,945

		1,641,221

IT Services—0.9%
Affiliated Computer Services, Inc. (Class A) (a)	679	30,623
Automatic Data Processing, Inc.	3,554	158,260
Cognizant Technology Solutions Corp. (Class A) (a)	1,961	66,556
Computer Sciences Corp. (a)	1,175	58,127
Convergys Corp. (a)	879	14,468
Electronic Data Systems Corp.	3,458	71,684
Fidelity National Information Services, Inc.	1,153	47,953
Fiserv, Inc. (a)	1,112	61,705
Paychex, Inc.	2,252	81,568
The Western Union Co.	5,071	123,124
Total Systems Services, Inc.	1,337	37,436
Unisys Corp. (a)	2,348	11,106

		762,610

Leisure Equipment & Products—0.1%
Brunswick Corp.	593	10,111
Eastman Kodak Co.	1,945	42,537
Hasbro, Inc.	993	25,401
Mattel, Inc.	2,477	47,162

		125,211

Life Sciences Tools & Services—0.3%
Millipore Corp. (a)	369	27,003
PerkinElmer, Inc.	800	20,816

*See accompanying notes to financial statements.

MSF-8

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2007

Common Stock—(Continued)

Security Description	Shares	Value*

Life Sciences Tools & Services—(Continued)
Thermo Fisher Scientific, Inc. (a)	2,850	$164,388
Waters Corp. (a)	678	53,610

		265,817

Machinery—1.8%
Caterpillar, Inc.	4,295	311,645
Cummins, Inc.	690	87,885
Danaher Corp.	1,710	150,035
Deere & Co.	2,997	279,081
Dover Corp.	1,342	61,853
Eaton Corp.	990	95,981
Illinois Tool Works, Inc.	2,792	149,484
Ingersoll-Rand Co., Ltd. (Class A)	1,840	85,505
ITT Industries, Inc.	1,225	80,899
Paccar, Inc.	2,488	135,546
Pall Corp.	828	33,385
Parker-Hannifin Corp.	1,136	85,552
Terex Corp.	693	45,440
The Manitowoc Co., Inc.	877	42,824

		1,645,115

Media—2.7%
CBS Corp. (Class B)	4,626	126,058
Clear Channel Communications, Inc.	3,363	116,091
Comcast Corp. (Class A) (a)	20,756	379,004
E.W. Scripps Co. (Class A)	605	27,231
Gannett Co., Inc.	1,568	61,152
Interpublic Group of Cos., Inc.	3,183	25,814
Meredith Corp.	256	14,075
News Corp. (Class A)	15,623	320,115
Omnicom Group, Inc.	2,208	104,946
The DIRECTV Group, Inc. (a)	4,848	112,086
The McGraw-Hill Cos., Inc.	2,222	97,346
The New York Times Co. (Class A)	971	17,022
The Walt Disney Co.	12,856	414,992
The Washington Post Co. (Class B)	39	30,866
Time Warner, Inc.	24,413	403,059
Viacom, Inc. (Class B) (a)	4,432	194,653

		2,444,510

Metals & Mining—1.0%
Alcoa, Inc.	5,728	209,359
Allegheny Technologies, Inc.	691	59,702
Freeport-McMoRan Copper & Gold, Inc.	2,580	264,295
Newmont Mining Corp.	3,052	149,029
Nucor Corp.	1,945	115,183
Titanium Metals Corp.	591	15,632
United States Steel Corp.	798	96,486

		909,686

Multi-Utilities—1.3%
Ameren Corp.	1,405	76,165
CenterPoint Energy, Inc.	2,169	37,155
CMS Energy Corp.	1,520	26,418
Consolidated Edison, Inc.	1,834	89,591

Security Description	Shares	Value*

Multi-Utilities—(Continued)
Dominion Resources, Inc.	3,950	$187,427
DTE Energy Co.	1,106	48,620
Duke Energy Holding Corp.	8,516	171,768
Integrys Energy Group, Inc.	515	26,620
NiSource, Inc.	1,851	34,965
PG&E Corp.	2,391	103,028
Public Service Enterprise Group, Inc.	1,718	168,776
Sempra Energy	1,766	109,280
TECO Energy, Inc.	1,422	24,473
Xcel Energy, Inc.	2,836	64,009

		1,168,295

Multiline Retail—0.7%
Big Lots, Inc. (a)	610	9,754
Dillard’s, Inc. (Class A)	385	7,230
Family Dollar Stores, Inc.	948	18,230
J.C. Penney Co., Inc.	1,497	65,853
Kohl’s Corp. (a)	2,118	97,004
Macy’s, Inc.	2,924	75,644
Nordstrom, Inc.	1,269	46,610
Sears Holdings Corp. (a)	493	50,311
Target Corp.	5,612	280,600

		651,236

Mutual Funds—1.8%
SPDR Trust	11,000	1,608,310

Office Electronics—0.1%
Xerox Corp.	6,243	101,074

Oil, Gas & Consumable Fuels—10.1%
Anadarko Petroleum Corp.	3,150	206,923
Apache Corp.	2,237	240,567
Chesapeake Energy Corp.	3,068	120,266
Chevron Corp.	14,261	1,330,979
ConocoPhillips	10,804	953,993
Consol Energy, Inc.	1,226	87,684
Devon Energy Corp.	3,005	267,175
El Paso Corp.	4,731	81,562
EOG Resources, Inc.	1,662	148,334
Exxon Mobil Corp.	36,902	3,457,348
Hess Corp.	1,877	189,314
Marathon Oil Corp.	4,797	291,945
Murphy Oil Corp.	1,271	107,832
Noble Energy, Inc.	1,160	92,243
Occidental Petroleum Corp.	5,597	430,913
Peabody Energy Corp.	1,789	110,274
Range Resources Corp.	1,008	51,771
Spectra Energy Corp.	4,270	110,251
Sunoco, Inc.	794	57,517
Tesoro Corp.	925	44,123
The Williams Cos., Inc.	4,008	143,406
Valero Energy Corp.	3,718	260,372
XTO Energy, Inc.	3,266	167,742

		8,952,534

*See accompanying notes to financial statements.

MSF-9

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2007

Common Stock—(Continued)

Security Description	Shares	Value*

Paper & Forest Products—0.3%
International Paper Co.	2,891	$93,611
MeadWestvaco Corp.	1,247	39,031
Weyerhaeuser Co.	1,415	104,342

		236,984

Personal Products—0.2%
Avon Products, Inc.	2,898	114,558
The Estee Lauder Cos., Inc. (Class A)	769	33,536

		148,094

Pharmaceuticals—6.2%
Abbott Laboratories	10,437	586,038
Allergan, Inc.	2,073	133,169
Barr Pharmaceuticals, Inc. (a)	728	38,657
Bristol-Myers Squibb Co.	13,363	354,387
Eli Lilly & Co.	6,665	355,844
Forest Laboratories, Inc. (a)	2,106	76,764
Johnson & Johnson	19,328	1,289,178
King Pharmaceuticals, Inc. (a)	1,650	16,896
Merck & Co., Inc.	14,701	854,275
Mylan Laboratories, Inc.	2,042	28,710
Pfizer, Inc.	46,128	1,048,489
Schering-Plough Corp.	10,939	291,415
Watson Pharmaceuticals, Inc. (a)	699	18,971
Wyeth	9,045	399,699

		5,492,492

Real Estate Investment Trusts—1.0%
Apartment Investment & Management Co. (Class A)	645	22,401
AvalonBay Communities, Inc.	532	50,082
Boston Properties, Inc.	806	73,999
Developers Diversified Realty Corp.	830	31,781
Equity Residential	1,831	66,777
General Growth Properties, Inc.	1,647	67,823
Host Hotels & Resorts, Inc.	3,528	60,117
Kimco Realty Corp.	1,707	62,135
Plum Creek Timber Co., Inc.	1,163	53,544
ProLogis	1,739	110,218
Public Storage, Inc.	841	61,738
Simon Property Group, Inc.	1,506	130,811
Vornado Realty Trust	905	79,595

		871,021

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc. (a)	1,336	28,791

Road & Rail—0.7%
Burlington Northern Santa Fe Corp.	2,013	167,542
CSX Corp.	2,839	124,859
Norfolk Southern Corp.	2,615	131,901
Ryder System, Inc.	392	18,428
Union Pacific Corp.	1,774	222,850

		665,580

Security Description	Shares	Value*

Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc. (a)	4,077	$30,578
Altera Corp. (a)	2,268	43,818
Analog Devices, Inc.	2,049	64,953
Applied Materials, Inc.	9,307	165,292
Broadcom Corp. (a)	3,177	83,047
Intel Corp.	39,490	1,052,803
KLA-Tencor Corp.	1,230	59,237
Linear Technology Corp.	1,509	48,031
LSI Logic Corp. (a)	4,767	25,313
MEMC Electronic Materials, Inc. (a)	1,548	136,983
Microchip Technology, Inc.	1,447	45,465
Micron Technology, Inc. (a)	5,135	37,229
National Semiconductor Corp.	1,586	35,907
Novellus Systems, Inc. (a)	784	21,615
NVIDIA Corp. (a)	3,752	127,643
Teradyne, Inc. (a)	1,172	12,118
Texas Instruments, Inc.	9,443	315,396
Xilinx, Inc.	1,985	43,412

		2,348,840

Software—3.7%
Adobe Systems, Inc. (a)	3,875	165,579
Autodesk, Inc.	1,559	77,576
BMC Software, Inc. (a)	1,322	47,116
CA, Inc.	2,646	66,018
Citrix Systems, Inc. (a)	1,281	48,691
Compuware Corp. (a)	1,933	17,165
Electronic Arts, Inc. (a)	2,127	124,238
Intuit, Inc. (a)	2,247	71,028
Microsoft Corp.	54,341	1,934,539
Novell, Inc. (a)	2,362	16,227
Oracle Corp. (a)	26,633	601,373
Symantec Corp. (a)	5,857	94,532

		3,264,082

Specialty Retail—1.5%
Abercrombie & Fitch Co. (Class A)	582	46,543
AutoNation, Inc. (a)	931	14,579
AutoZone, Inc. (a)	298	35,733
Bed Bath & Beyond, Inc. (a)	1,788	52,549
Best Buy Co., Inc.	2,370	124,781
Circuit City Stores, Inc.	1,138	4,780
GameStop Corp. (Class A) (a)	1,074	66,706
Limited Brands, Inc.	2,098	39,715
Lowe’s Cos., Inc.	9,878	223,440
Office Depot, Inc. (a)	1,843	25,636
OfficeMax, Inc.	509	10,516
RadioShack Corp.	885	14,921
Staples, Inc.	4,775	110,159
The Gap, Inc.	3,145	66,926
The Home Depot, Inc.	11,398	307,062
The Sherwin-Williams Co.	704	40,860
Tiffany & Co.	916	42,164
TJX Cos., Inc.	2,951	84,782

		1,311,852

*See accompanying notes to financial statements.

MSF-10

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of December 31, 2007

Common Stock—(Continued)

Security Description	Shares	Value*

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (a)	2,486	$76,022
Jones Apparel Group, Inc.	575	9,194
Liz Claiborne, Inc.	671	13,655
Nike, Inc.	2,594	166,639
Polo Ralph Lauren Corp.	398	24,592
VF Corp.	595	40,853

		330,955

Thrifts & Mortgage Finance—0.7%
Countrywide Financial Corp.	3,908	34,938
Federal Home Loan Mortgage Corp.	4,468	152,225
Federal National Mortgage Association	6,606	264,108
Hudson City Bancorp, Inc.	3,514	52,780
MGIC Investment Corp.	552	12,381
Sovereign Bancorp, Inc.	2,433	27,736
Washington Mutual, Inc.	5,867	79,850

		624,018

Tobacco—1.4%
Altria Group, Inc.	14,226	1,075,201
Reynolds American, Inc.	1,156	76,250
UST, Inc.	1,058	57,978

		1,209,429

Security Description	Shares	Value*

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	455	$39,822

Wireless Telecommunication Services—0.4%
American Tower Corp. (Class A) (a)	2,734	116,469
Sprint Nextel Corp.	19,209	252,214

		368,683

Total Common Stock (Identified Cost $77,380,413)		88,501,979

Total Investments 99.4% (Identified Cost $77,380,413) (c)		88,501,979
Other assets less liabilities		495,601

Total Net Assets 100%		$88,997,580

(a)	Non-Income Producing.
(b)	Affiliated Issuer. See below.
(c)	The aggregate cost of investments for federal income tax purposes as of December 31, 2007 was $78,392,587 and the composition of unrealized appreciation and depreciation of investment securities was $15,723,783 and $(5,614,391), respectively.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 12/31/2007	Net Unrealized Depreciation
S&P 500 Index Futures	3/19/2008	6	$2,293,530	$2,215,800	($77,730)

Affiliated Issuer

Security Description	Number of Shares Held at 12/31/2006	Shares Purchased Since 12/31/2006	Shares Sold Since 12/31/2006	Number of Shares Held at 12/31/2007	Realized Gain on Shares Sold	Income For Year Ended 12/31/2007
MetLife, Inc.	8,180	41	(3,219)	5,002	$85,332	$4,655

*See accompanying notes to financial statements.

MSF-11

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statement of Assets & Liabilities

December 31, 2007

Assets
Investments at value (a)		$88,501,979
Cash		2,387,523
Receivable for:
Securities sold		74,867
Accrued dividends		131,908

Total Assets		91,096,277
Liabilities
Payable for:
Securities purchased	$83,330
Fund shares redeemed	1,885,975
Futures variation margin	12,450
Accrued expenses:
Management fees	37,340
Service and distribution fees	19,522
Other expenses	60,080

Total Liabilities		2,098,697

Net Assets		$88,997,580

Net assets consists of:
Capital paid in		$64,781,822
Undistributed net investment income		1,633,390
Accumulated net realized gains		11,538,532
Unrealized appreciation on investments and futures contracts		11,043,836

Net Assets		$88,997,580

Computation of offering price:
Net asset value and redemption price per share ($88,997,580 divided by 7,095,840 shares outstanding)		$12.54

(a) Identified cost of investments		$77,380,413

Statement of Operations

For the Year Ended December 31, 2007

Investment Income
Dividends		$2,466,938
Interest		33,900

		2,500,838
Expenses
Management fees	$321,850
Service and distribution fees	321,850
Trustees’ fees and expenses	23,669
Custodian	70,855
Audit and tax services	31,737
Legal	14,939
Printing	13,564
Registration	48,611
Insurance	3,791
Miscellaneous	13,486

Total Expenses	864,352
Expense reimbursements	(51,781)
Management fee waivers	(9,012)	803,559

Net Investment Income		1,697,279

Realized and Unrealized Gain (Loss)
Realized gain on:
Investments—net	12,539,854
Futures contracts—net	125,795	12,665,649

Change in unrealized depreciation on:
Investments—net	(7,462,790)
Futures contracts—net	(85,260)	(7,548,050)

Net gain		5,117,599

Net Increase in Net Assets From Operations		$6,814,878

See accompanying notes to financial statements.

MSF-12

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Statements of Changes in Net Assets

	Year ended December 31, 2007	Year ended December 31, 2006
From Operations
Net investment income	$1,697,279	$1,851,239
Net realized gain	12,665,649	3,389,492
Unrealized appreciation (depreciation)	(7,548,050)	13,361,440

Increase in net assets from operations	6,814,878	18,602,171

From Distributions to Shareholders
Net Investment Income	(728,250)	(2,265,482)
Net realized gain	(739,454)	(6,619,778)

Total distributions	(1,467,704)	(8,885,260)

Increase (decrease) in net assets from capital share transactions	(56,419,900)	34,493,049

Total increase (decrease) in net assets	(51,072,726)	44,209,960

Net Assets
Beginning of the period	140,070,306	95,860,346

End of the period	$88,997,580	$140,070,306

Undistributed Net Investment Income
End of the period	$1,633,390	$694,311

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Year ended December 31, 2007		Year ended December 31, 2006
	Shares	$	Shares	$
Sales	485,107	$6,034,163	4,737,828	$53,603,579
Reinvestments	117,042	1,467,704	807,751	8,885,260
Redemptions	(5,081,604)	(63,921,767)	(2,435,447)	(27,995,790)

Net increase (decrease)	(4,479,455)	$(56,419,900)	3,110,132	$34,493,049

See accompanying notes to financial statements.

MSF-13

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Financial Highlights

	Year ended December 31,
	2007	2006	2005		2004(a)
Net Asset Value, Beginning of Period	$12.10	$11.32	$10.84		$10.00

Income From Investment Operations
Net investment income	0.16 (b)	0.14	0.15		0.12
Net realized and unrealized gain on investments	0.42	1.50	0.33		0.87

Total from investment operations	0.58	1.64	0.48		0.99

Less Distributions
Distributions from net investment income	(0.07)	(0.22)	0.00		(0.12)
Distributions from net realized capital gains	(0.07)	(0.64)	(0.00	)(c)	(0.03)

Total distributions	(0.14)	(0.86)	(0.00)		(0.15)

Net Asset Value, End of Period	$12.54	$12.10	$11.32		$10.84

Total Return (%)	4.7	15.2	4.5		9.9	(d)
Ratio of operating expenses to average net assets (%)	0.62	0.54	0.55		0.56	(e)
Ratio of operating expenses to average net assets without giving effect to the contractual expense agreement would have been (%) (f)	0.67	0.74	0.83		1.19	(e)
Ratio of net investment income to average net assets (%)	1.32	1.46	1.39		1.61	(e)
Portfolio turnover rate (%)	11	28	56		42	(e)
Net assets, end of period (000)	$88,998	$140,070	$95,860		$61,879

(a)	Commencement of operations was January 2, 2004.
(b)	Per share amount is based on average shares outstanding during the period.
(c)	Distributions for the period were less than $0.01.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	See Note 4 of the Notes to Financial Statements.

See accompanying notes to financial statements.

MSF-14

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—December 31, 2007

1.	ORGANIZATION:

Metropolitan Series Fund II (the “Fund”) was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 22, 2003, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund consists of one investment portfolio, the MetLife Stock Index Portfolio II (the “Portfolio”). Shares in the Fund are offered only to certain eligible qualified retirement plans and are not offered directly to the general public.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with GAAP.

Investment Valuation:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued by independent pricing services selected by the Portfolio’s subadviser (the “Subadviser”) pursuant to authorization of the Board of Trustees of the Fund (the “Board” or “Trustees”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value that approximates fair market value.

Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the “NOCP”). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

If no current market value quotation is readily available or reliable for a portfolio security, fair value will be determined in accordance with procedures established by and under the general supervision of the Board. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Investment Transactions and Related Investment Income:

Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

MSF-15

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—December 31, 2007—(Continued)

Repurchase Agreements:

The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% on all other repurchase agreements. The Portfolio’s subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Futures Contracts:

The Portfolio may buy and sell futures contracts (on recognized exchanges) on equity securities or stock indices as a hedge or to enhance return. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Federal Income Taxes:

It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code and regulations hereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2007, the Portfolio had no capital loss carryovers.

The tax character of distributions paid for the periods ended December 31, 2007 and 2006 was as follows:

Ordinary Income		Long Term Gain		Return of Capital		Total
2007	2006	2007	2006	2007	2006	2007	2006
$728,250	$3,148,560	$739,454	$5,736,700	$—	$—	$1,467,704	$8,885,260

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Gain	Unrealized Appreciation	Loss Carryforwards	Total
$1,817,991	$12,288,376	$10,109,392	$—	$24,215,759

The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales.

Dividends and Distributions to Shareholders:

The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in capital.

3.	PURCHASES AND SALES:

For the year ended December 31, 2007, purchases and sales of securities (excluding short-term investments) were $13,818,356 and $68,817,385, respectively.

MSF-16

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—December 31, 2007—(Continued)

4.	INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Investment Management Agreement:

MetLife Advisers, LLC (“MetLife Advisers”) is the investment adviser to the Portfolio. The Fund has entered into an investment management agreement with MetLife Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, MetLife Advisers receives monthly compensation at the annual rate of 0.25% of average daily net assets. Fees earned by MetLife Advisers with respect to the Portfolio for the year ended December 31, 2007 were $321,850.

Certain officers and trustees of the Fund may also be officers of MetLife Advisers; however, such officers and directors receive no compensation from the Fund.

Effective April 30, 2007, MetLife Advisers entered into a subadvisory agreement with MetLife Investment Advisors, LLC (“MLIAC”) with respect to the Portfolio. MetLife Advisers pays MLIAC an investment subadvisory fee for the Portfolio equal to the costs incurred by MLIAC in providing subadvisory services to the Portfolio. Fees earned by MLIAC with respect to the Portfolio for the period ended December 31, 2007 were $19,097. Prior to April 30, 2007, Metropolitan Life Insurance Company (“Metropolitan Life”) served as the subadviser to the Portfolio and for the period January 1, 2007 through April 30, 2007, fees earned by Metropolitan Life were $10,513.

Management Fee Waiver:

In addition, MetLife Advisers has agreed, for the period May 1, 2007 through April 30, 2008, to waive such portion of the advisory fee payable to it under its Investment Management Agreement with the Fund as necessary to reduce the total advisory fee of the Portfolio to 0.243% from 0.250% of the average daily net assets of the Portfolio. Amounts waived for the year ended December 31, 2007 are shown as management fee waivers in the Statement of Operations.

Service and Distribution Fees:

The Fund has adopted a Distribution and Service Plan under Rule 12b-1 under the 1940 Act. Under the Distribution and Service Plan, the Portfolio pays a fee to the Fund’s distributor, MetLife Securities, Inc. (the “Distributor”), which is used to compensate the Distributor (or its affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Portfolio shares for promoting or selling and servicing the shares. The fee under the Distribution and Service Plan is calculated as a percentage of the Portfolio’s average daily net assets. Currently, the fee is limited to 0.25% per year. Amounts paid by the Portfolio for the year ended December 31, 2007 are shown as Service and Distribution fees in the Statement of Operations.

Expense Agreement:

Pursuant to an expense agreement, in effect in earlier periods, relating to the Portfolio, MetLife Advisers had agreed, from May 1, 2006 to April 30, 2007, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed 0.54% of the average daily net assets of the Portfolio. This subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of the Portfolio to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses fall below the expense limit that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the Portfolio’s stated expense limit that was in effect at the time of the subsidy in question; provided, however, that the Portfolio is not obligated to repay any expense paid by MetLife Advisers more than five years after the end of the fiscal year in which such expense was incurred.

The amount of expenses deferred in 2007 subject to repayment until December 31, 2012 was $51,781. The amount of expenses deferred in 2006 subject to repayment until December 31, 2011 was $255,967. The amount of expenses deferred in 2005 subject to repayment until December 31, 2010 was $248,296.

5.	RECENT ACCOUNTING PRONOUNCEMENTS:

Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the

MSF-17

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Notes to Financial Statements—December 31, 2007—(Continued)

financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s tax returns remains open for the years ended December 31, 2004 through December 31, 2006.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

MSF-18

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the Metropolitan Series Fund II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MetLife Stock Index Portfolio II, the portfolio constituting the Metropolitan Series Fund II (the “Trust”) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MetLife Stock Index Portfolio II as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 21, 2008

MSF-19

Metropolitan Series Fund II

Trustees and Officers

The Fund’s Trustees review actions of the Fund’s investment adviser and subadvisers, and decide upon matters of general policy. The Fund’s officers supervise the daily business operations of the Fund. The Board of Trustees and the Fund’s officers are listed below. Each Trustee is responsible for overseeing the Portfolio of the Fund. There is no limit to the term a Trustee may serve. Trustees serve until their resignation, retirement or removal in accordance with the Fund’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Board or until the election or appointment and the qualification of a successor. The address of the trustees and officers is c/o Metropolitan Series Fund, Inc., 501 Boylston Street, Boston, MA 02116.

Interested Trustees(1)

Each Trustee below is an “interested person” (as defined by the 1940 Act) with respect to the Fund in that Ms. Forget is an employee of MetLife and Mr. Typermass is a former employee of MetLife and owns securities issued by MetLife, Inc., the ultimate parent company of MetLife Advisers.

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Trustee(3)
Elizabeth M. Forget Age: 41	Trustee, Chairman of the Board, President and Chief Executive Officer	2006	Senior Vice President (since 2007), MetLife, Inc.; President, Met Investors Advisory, LLC (“MIA”); Trustee and President, Met Investors Series Trust (“MIST”); Executive Vice President, MetLife Investors Group, Inc.; President (since 2006), MetLife Advisers.	81

Arthur G. Typermass Age: 70	Trustee	1998	Formerly, Senior Vice President and Treasurer, MetLife.	37

Non-Interested Trustees(1)

Each Trustee below is not an “interested person” (as defined by the 1940 Act) with respect to the Fund (collectively, the “Independent Trustees”).

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Trustee(3)
Steve A. Garban† Age: 70	Trustee	1985	Formerly, Chief Financial Officer, Senior Vice President Finance and Operations and Treasurer (Emeritus), The Pennsylvania State University.	37

Linda B. Strumpf Age: 60	Trustee	2000	Vice President and Chief Investment Officer, Ford Foundation.	37

Michael S. Scott Morton† Age: 70	Trustee	1993	Jay W. Forrester Professor of Management (Emeritus) at Sloan School of Management, MIT.	37

H. Jesse Arnelle Age: 74	Trustee	2001	Formerly, Counsel, Womble Carlyle Sandrie & Rice; Director, Textron Inc. (global multi-industry company)*; formerly, Director, Gannet Co. Inc. (diversified news and information company)*; formerly, Director, Eastman Chemical Company (global chemical company)*; formerly, Director, Waste Management, Inc.*; formerly, Director, Armstrong Holdings Inc. (parent company of floor and ceiling products business)*; formerly, Director, FPL Group Inc. (public utility holding company)*; Director, URS Corporation (engineering design services firm)*.	37

Nancy Hawthorne Age: 56	Trustee	2003	Director, Avid Technologies (computer software company)*; formerly, Chairman of the Board of Avid Technologies; formerly, Board of Advisors, L. Knife & Sons, Inc. (beverage distributor); Chief Executive Officer, Clerestory LLC (corporate financial advisor); formerly, Trustee, New England Zenith Fund (“Zenith Fund”)**; formerly, Chief Executive Officer and Managing Partner, Hawthorne, Krauss and Associates (corporate financial advisor); formerly, Chief Financial Officer and Executive Vice President, Continental Cablevision, subsequently renamed MediaOne (cable television company); formerly, Director, Life F/X, Inc.; formerly, Chairman of the Board, WorldClinic (distance medicine company); formerly, Director, Perini Corporation (construction company)*; formerly, Director, CGU (property and casualty insurance company); formerly, Director, Beacon Power Corporation (energy company )*.	37

MSF-20

Metropolitan Series Fund II

Trustees and Officers—(Continued)

Name, Address and Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years, including other directorships(2)	Number of Portfolios in Fund Complex Overseen by Trustee(3)
John T. Ludes Age: 71	Trustee	2003	President, LFP Properties (consulting firm); Formerly, Trustee, Zenith Fund**; formerly, Vice Chairman, President and Chief Operating Officer, Fortune Brands/American Brands (global conglomerate); formerly, President and CEO, Acushnet Company (athletic equipment company).	37

Officers(1)

Name and address	Age	Current position(s) with Fund	Position(s) held since	Principal occupations over past five years(2)
Jeffrey P. Halperin	40	Chief Compliance Officer	2006	Vice President (since 2006), Corporate Ethics and Compliance Department, MetLife, Inc.; Chief Compliance Officer (since 2006), MetLife Advisers, MIA and MIST.

John F. Guthrie, Jr.	64	Senior Vice President	2002	Manager and Senior Vice President, MetLife Advisers; Vice President, MetLife; Vice President (since 2003), MetLife Group, Inc.; Vice President, NELICO; Vice President (since 2005), MIA; formerly, Senior Vice President, Zenith Fund**.

Alan C. Leland	55	Senior Vice President	2005	Treasurer and Chief Financial Officer, MetLife Advisers, LLC; Treasurer (since 2005), Met Investors Advisory, LLC; Vice President (since 2004), MIA; Vice President (since 2003), MetLife Group, Inc.; Vice President, MetLife; Senior Vice President, NELICO.

Peter Duffy	52	Vice President and Treasurer	2000	Senior Vice President, MetLife Advisers (since 1998); Second Vice President (since 2003), NELICO; Vice President, MetLife (since 2004); Vice President (since 2004), MetLife Group, Inc.; formerly, Vice President and Treasurer, Zenith Fund**.

Thomas M. Lenz	49	Vice President and Secretary	2002	General Counsel and Secretary, MetLife Advisers; Assistant General Counsel, MetLife; formerly, Vice President and Secretary, Zenith Fund**.

*	Indicates a directorship with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.
**	The Zenith Fund deregistered with the Securities and Exchange Commission (“SEC”) in 2004.
(†)	Served as a trustee, director and/or officer of one or more of the following companies, each of which had a direct or indirect advisory relationship with MetLife Advisers or its affiliates prior to January 31, 2005: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Institutional Funds, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust and State Street Research Exchange Trust (collectively, the “State Street Research Funds”).
(1)	Each Trustee of the Fund also serves as Director of Metropolitan Series Fund, Inc. (“Met Series Fund”), a registered investment company advised by MetLife Advisers. Each officer of the Fund serves in the same position with Met Series Fund, which consists of 36 portfolios.
(2)	Previous positions during the past five years with the Fund, MIST, MetLife, MetLife Advisers, MIA, Zenith Fund, NELICO or New England Securities Corporation are omitted if not materially different.
(3)	The Fund Complex includes the Met Series Fund (36 portfolios), Met Series Fund II (1 portfolio) and MIST (44 portfolios).

MSF-21

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Board Approval of Advisory and Subadvisory Agreements

The Fund’s Contract Review Committees of the Board of Directors (the “Board”) typically meet in early fall to review the Portfolios’ advisory agreements (the “Advisory Agreements”) and subadvisory agreements (collectively, the “Subadvisory Agreements,” and, together with the Advisory Agreements, the “Agreements”) and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. (Following the initial approval of an Agreement for a new Portfolio or with a new adviser or subadviser, such annual reviews are not required until 2 years following the execution of such Agreement.) After each Committee has made its recommendations, the full Board, including the Independent Directors, determines whether to approve the continuation of each of the Agreements. In addition, the Board, including the Independent Directors, considers matters bearing on the Agreements at most of its other meetings throughout the year and regularly interviews various individuals at MetLife Advisers responsible for the management of the Portfolios. The Directors also interview selected investment managers and other professionals at the subadvisers at various times throughout the year.

The Directors receive all materials that they or MetLife Advisers, the Fund’s investment adviser, and the subadvisers believe to be reasonably necessary for the Directors to evaluate the Agreements and determine whether to approve the continuation of the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Portfolios and the performance of peer groups of funds and the Portfolios’ performance benchmarks, (ii) information on the Portfolios’ advisory and subadvisory fees and other expenses, including information comparing the Portfolios’ expenses to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data, (iv) information related to the profitability of the Agreements to MetLife Advisers and the subadvisers, and potential “fall-out” or ancillary benefits that MetLife Advisers, the subadvisers or their affiliates may receive as a result of their relationships with the Fund and (v) information obtained through the subadvisers’ responses to certain requests from MetLife Advisers and the Directors and MetLife Advisers’ responses to requests from the Directors. The Directors may also consider other information such as (vi) MetLife Advisers’ and the subadvisers’ financial results and condition, (vii) each Portfolio’s investment objectives and strategies and the size, education and experience of the investment staffs of MetLife Advisers and the relevant subadvisers and their use of technology and external research, (viii) the allocation of the Portfolios’ brokerage, if any, including allocations to brokers affiliated with the subadvisers and the use of “soft” commission dollars to pay Portfolio expenses and to pay for research and other similar services, (ix) the resources devoted to, and the record of compliance with, the Portfolios’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) the responses of MetLife Advisers, the subadvisers and/or their affiliates to certain legal and regulatory proceedings and (xi) the economic outlook generally and for the mutual fund industry in particular. Throughout the process, the Directors have the opportunity to ask questions of and request additional materials from MetLife Advisers and the subadvisers.

Following meetings of each Contract Review Committee on September 12, 2007, the Board, at its November 15, 2007 meeting, approved the continuation through December 31, 2008 of the Advisory Agreements for each Portfolio of the Fund and the Subadvisory Agreements for each Portfolio of the Fund. The Agreements approved for continuation are referred to below as the “Continued Agreements.”

In considering whether to approve the continuation of the Continued Agreements, the Directors, including the Independent Directors, did not identify any single factor as determinative, and each weighed the various factors as he or she deemed appropriate. The Directors considered the following matters in connection with their approval of the Continued Agreements:

The nature, extent and quality of the services provided to the relevant Portfolios under the Continued Agreements. The Directors considered the nature, extent and quality of the services provided by MetLife Advisers, the relevant subadvisers (if any) and their affiliates (each, an “Adviser,” and, collectively, the “Advisers”) to the relevant Portfolios pursuant to the Continued Agreements and the resources dedicated to these Portfolios by the Advisers. In particular, the Directors considered the Advisers’ abilities to attract and retain highly qualified investment professionals. With respect to MetLife Advisers, the Directors considered that MetLife Advisers is (i) ultimately responsible for the performance of such Portfolios; (ii) ultimately responsible for the establishment of the investment strategies of each such Portfolio, primarily through its recommendations to the Board regarding the hiring and selection of subadvisers; (iii) responsible for the hiring and selection, subject to Board approval, of subadvisers; and (iv) responsible for maintaining a program of Subadviser oversight reasonably designed to ensure that the subadvisers have reasonable compliance policies and procedures in place. The Directors also considered that MetLife Advisers provides a full range of day-to-day administrative services for the Portfolios involving all aspects of such Portfolios’ day-to-day operations (other than portfolio management). After reviewing these and related factors, the Directors concluded, within the context of their overall conclusions regarding each of the Continued Agreements, that the nature, extent and quality of services provided supported the renewal of these Agreements.

Investment performance of the relevant Portfolios. The Directors reviewed information about the performance of the relevant Portfolios over various time periods, including information prepared by an independent third party that compared the performance of the Portfolios to the performance of peer groups of funds and performance benchmarks. The Directors also reviewed a description of the third party’s methodology for identifying a Portfolio’s peer group(s) for purposes of performance and expense comparisons.

MSF-22

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Board Approval of Advisory and Subadvisory Agreements—(Continued)

In the case of each relevant Portfolio that had performance that lagged its peer group(s) for certain periods, the Directors concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant renewal of the Continued Agreements relating to such Portfolio. These factors varied from Portfolio to Portfolio, but included one or more of the following: (i) that such Portfolio’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Portfolio’s investment objective(s) and policies and that the Portfolio was performing within the range of reasonable expectations, given market conditions and the Portfolio’s investment objective(s) and policies; (iii) that the Portfolio’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that MetLife Advisers and/or the relevant subadviser (if any) had taken or was taking steps designed to help improve the Portfolio’s investment performance.

The Directors also considered the investment performance of the Advisers and their reputations generally, the historical responsiveness of the Advisers to Director concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Directors concluded, within the context of their overall conclusions regarding each of the Continued Agreements, that the investment performance of each relevant Portfolio and Adviser was sufficient, in light of other considerations, to warrant the renewal of the Continued Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their relationships with the Portfolios. The Directors considered the fees charged by MetLife Advisers to the Portfolios for advisory services and, with respect to the subadvised Portfolios, by such subadvisers to MetLife Advisers for subadvisory services (such advisory and subadvisory fees (if any), collectively, “Fees”), as well as the total expense levels of the Portfolios. This information included comparisons (provided by an independent third party) of the Portfolios’ advisory fees and total expense levels to those of their peer groups. In evaluating Fees for the relevant Portfolios, the Directors also took into account the demands, complexity and quality of the investment management services provided to each Portfolio. The Directors considered MetLife Advisers’ recommendations regarding reductions in Fee rates, implementation of Fee breakpoints and institution of Fee waivers and expense caps.

The Directors also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the relevant Portfolios. The Directors reviewed information relating to the profits received by MetLife Advisers, certain of the subadvisers and their affiliates as a result of their relationships with the relevant Portfolios, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Directors also considered the performance of the relevant Portfolios, the expense levels of such Portfolios and whether the relevant Advisers had implemented breakpoints, fee waivers and/or expense caps with respect to such Portfolios.

After reviewing these and related factors, the Directors concluded, within the context of their overall conclusions regarding each of the Continued Agreements, that the Fees charged to each of the relevant Portfolios were fair and reasonable, and that the information provided regarding costs of these services generally, and the related profitability (if known) to the relevant Advisers of their relationships with the relevant Portfolios, supported the renewal of the Continued Agreements.

Economies of Scale. The Directors considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies were shared with the relevant Portfolios through breakpoints in their advisory fees or other means, such as expense caps, fee waivers or relatively low levels of fees. The Directors noted that most of the relevant Portfolios benefited or will benefit from breakpoints, expense caps and/or fee waivers with respect to their advisory fees. In considering these issues, the Directors also took into consideration information relating to the costs of the services provided and the profitability to MetLife Advisers, the relevant subadvisers (if any) and each of their affiliates of their relationships with the relevant Portfolios, as discussed above.

After reviewing these and related factors, the Directors concluded, within the context of their overall conclusions regarding each of the Continued Agreements, that the extent to which economies of scale were shared with the relevant Portfolios supported the renewal of such Agreements.

Other Factors. The Directors also considered other factors, which included but were not limited to the following:

•

the extent to which each relevant Portfolio operated in accordance with its investment objective, and its record of compliance with its investment restrictions and the compliance programs of the Fund and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates provide to the relevant Portfolios;

•	the nature, quality, cost and extent of administrative and shareholder services performed by MetLife Advisers and its affiliates under the Advisory Agreements; and

MSF-23

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Board Approval of Advisory and Subadvisory Agreements—(Continued)

•

so-called “fall-out benefits” to the Advisers, such as the engagement of their affiliates to provide distribution, brokerage and transfer agency services to the Portfolios, and the benefits of research made available to the relevant Advisers by reason of brokerage commissions generated by the relevant Portfolios’ securities transactions. The Directors also considered the possible conflicts of interest associated with these fall-out and other benefits, and the reporting and other processes in place to disclose and monitor these possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Directors, including the Independent Directors, concluded that each of the Continued Agreements should be continued through December 31, 2008.

MSF-24

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 638-7732 and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31, 2007 is available (i) without charge, upon request, by calling (800) 638-7732 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

MSF-25

Item 2. Code of Ethics.

As of December 31, 2006, the registrant has adopted a “code of ethics” (as such term is defined in the instructions to Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial and accounting officer. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Steve A. Garban, John T. Ludes and Linda B. Strumpf are “audit committee financial experts” (as such term is defined in the instructions to Item 3 of Form N-CSR). Each of these individuals is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)

Fees for Services Rendered to the Registrant

Fiscal Year	Audit Fees	Audit -Related Fees	Tax Fees	All Other Fees
2006	$24,540	$0	$3,000	$0
2007	$29,000	$0	$3,000	$0

Tax Fees represent fees for services rendered to the registrant for tax return preparation and review of and participation in determining required income and capital gains distributions.

There were no fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) The registrant’s Audit Committee has established pre-approval procedures pursuant to paragraph (c)(7)(i)(B) of Rule 2-01 of Regulation S-X, which include regular pre-approval procedures and interim pre-approval procedures. Under the regular pre-approval procedures, the Audit Committee pre-approves at its regularly scheduled meetings audit and non-audit services that are required to be pre-approved under paragraph (c)(7) of Rule 2-01 of Regulation S-X. Under the interim pre-approval procedures, any member of the Audit Committee who is an independent Trustee is authorized to pre-approve proposed services that arise between regularly scheduled Audit Committee meetings and that need to commence prior to the next regularly scheduled Audit Committee meeting. Such Audit Committee member must report to the Audit Committee at its next regularly scheduled meeting on the pre-approval decision.

(e)(2) Not applicable.

(f) Not applicable.

(g)

Fiscal Year	Aggregate Non-Audit Fees
2006	$7,800,000
2007	$4,700,000

The amounts set out above represent the aggregate non-audit fees billed by the registrant’s accountant to MetLife, Inc., and include, among other non-audit fees, non-audit fees for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in reports to stockholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees since the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics (as defined in Item 2(b) of Form N-CSR).
(2) Certifications required by Rule 30a-2(a) under the Act.
(3) Not applicable.
(b)	Certification required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By: /s/ Elizabeth Forget

Name: Elizabeth Forget

Title: President

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth Forget

Name: Elizabeth Forget

Title: President

Date: February 28, 2008

By: /s/ Peter H. Duffy

Name: Peter H. Duffy

Title: Treasurer

Date: February 28, 2008

EXHIBIT LIST

Exhibit 12	(a)(1):	Code of Ethics

Exhibit 12	(a)(2)(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act

Exhibit 12	(a)(2)(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act

Exhibit 12	(b):	Certification required by Rule 30a-2(b) under the Act